UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     November 03, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $386,551 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     9136   155514 SH       Sole                    77757        0    77757
AKAMAI TECHNOLOGIES INC        COM              00971t101    12833   735860 SH       Sole                   367930        0   367930
AMERICAN INTL GROUP INC        COM              026874107     1002   300868 SH       Sole                   150434        0   150434
AMPHENOL CORP NEW              CL A             032095101     9961   248148 SH       Sole                   124074        0   124074
BROADCOM CORP                  CL A             111320107    13387   718576 SH       Sole                   359288        0   359288
CARDINAL HEALTH INC            COM              14149y108    13453   272990 SH       Sole                   136495        0   136495
CISCO SYS INC                  COM              17275R102     8997   398820 SH       Sole                   199410        0   199410
COACH INC                      COM              189754104    16888   674460 SH       Sole                   337230        0   337230
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    14501   635160 SH       Sole                   317580        0   317580
DANAHER CORP DEL               COM              235851102     9104   131182 SH       Sole                    65591        0    65591
EBAY INC                       COM              278642103     8915   398360 SH       Sole                   199180        0   199180
FEDEX CORP                     COM              31428x106    10025   126836 SH       Sole                    63418        0    63418
FISERV INC                     COM              337738108     9816   207430 SH       Sole                   103715        0   103715
GAMESTOP CORP NEW              CL A             36467w109     7540   220390 SH       Sole                   110195        0   110195
GENENTECH INC                  COM NEW          368710406    21173   238752 SH       Sole                   119376        0   119376
GOOGLE INC                     CL A             38259p508     7470    18650 SH       Sole                     9325        0     9325
ILLINOIS TOOL WKS INC          COM              452308109     8865   199438 SH       Sole                    99719        0    99719
JOHNSON CTLS INC               COM              478366107     8500   280244 SH       Sole                   140122        0   140122
KOHLS CORP                     COM              500255104    15390   333974 SH       Sole                   166987        0   166987
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     8375    85180 SH       Sole                    42590        0    42590
MANITOWOC INC                  COM              563571108     5040   324136 SH       Sole                   162068        0   162068
MEMC ELECTR MATLS INC          COM              552715104     8886   314424 SH       Sole                   157212        0   157212
NETAPP INC                     COM              64110D104    13113   719336 SH       Sole                   359668        0   359668
NII HLDGS INC                  CL B NEW         62913f201    13497   355930 SH       Sole                   177965        0   177965
NIKE INC                       CL B             654106103    11409   170544 SH       Sole                    85272        0    85272
ORACLE CORP                    COM              68389X105     8670   426884 SH       Sole                   213442        0   213442
ROCKWELL COLLINS INC           COM              774341101     7554   157088 SH       Sole                    78544        0    78544
SCHWAB CHARLES CORP NEW        COM              808513105    24645   947886 SH       Sole                   473943        0   473943
STAPLES INC                    COM              855030102    19722   876524 SH       Sole                   438262        0   438262
STRYKER CORP                   COM              863667101     8967   143936 SH       Sole                    71968        0    71968
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     9612   209924 SH       Sole                   104962        0   104962
UNITED TECHNOLOGIES CORP       COM              913017109     8714   145080 SH       Sole                    72540        0    72540
UNITEDHEALTH GROUP INC         COM              91324p102    12584   495622 SH       Sole                   247811        0   247811
WALGREEN CO                    COM              931422109     8372   270410 SH       Sole                   135205        0   135205
WEATHERFORD INTERNATIONAL LT   COM              g95089101    10435   415084 SH       Sole                   207542        0   207542